CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, issued (in shares)	4,249,748	14,375,000	14,375,000
Class A common stock subject to possible redemption, outstanding (in shares)	4,249,748	14,375,000	14,375,000
Class A common stock non-redeemable
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,593,750	0
Common stock, shares outstanding	3,593,750	0
Class B common stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	0	3,593,750	3,593,750
Common stock, shares outstanding	0	3,593,750	3,593,750